UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21401

SYCUAN FUNDS

(Exact name of registrant as specified in charter)

3007 Dehesa Road, San Diego, CA            92019

(Address of principal executive offices)    (Zip code)

Cody Martinez

Sycuan Funds

3007 Dehesa Road

El Cajon, CA 92019

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 444-4043

Date of fiscal year end: September 30

Date of reporting period: July 1, 2005 – June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: SYCUAN FUND
Custodian Name: U.S. BANK

Gannett Co. Inc.
Ticker:	GCI	Meeting Date:	4/18/2006
CUSIP	364730101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER
2. Approve Ernst & Young LLP as accountant for 2006				FOR	FOR	WITH	ISSUER
3. Proposal to approve incentive compensation plan				FOR	FOR	WITH	ISSUER
4. Proposal re: annual election of directors				AGAINST	AGAINST	WITH	SHAREHOLDER
5. Proposal re: independent board chairman				AGAINST	AGAINST	WITH	SHAREHOLDER

Citigroup Inc.
Ticker:	C	Meeting Date: 4/21/2006
CUSIP: 172967101

Proposal:				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Ratify KPMG LLP as accountant for 2006				FOR	FOR	WITH	ISSUER
3. Amend article four of certificate of incorporation				FOR	FOR	WITH	ISSUER
4. Amend article 8 of certificate of incorporation				FOR	FOR	WITH	ISSUER
5. Amend article 9 of certificate of incorporation				FOR	FOR	WITH	ISSUER
6. Stockholder proposal requesting no new stock options				AGAINST	AGAINST	WITH	SHAREHOLDER
7. Stockholder propoal for report of political contributions				AGAINST	AGAINST	WITH	SHAREHOLDER
8. Stockholder proposal for report on charitable contrib.				AGAINST	AGAINST	WITH	SHAREHOLDER
9. Stocker proposal for performance based compensation				AGAINST	AGAINST	WITH	SHAREHOLDER
10. Stockholder proposal for reimbursement of election				AGAINST	AGAINST	WITH	SHAREHOLDER
expenses.
11. Stockholder proposal requesting that Chairman of the				AGAINST	AGAINST	WITH	SHAREHOLDER
Board have no mgmt duties
12. Stockholder proposal requesting recoupment of mgmt.				AGAINST	AGAINST	WITH	SHAREHOLDER
bonuses in the event of restatement of earnings

Kellogg Company
Ticker:	K	Meeting Date: 04/21/06
CUSIP: 487836108

Proposal:				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Ratify independent auditor for 2006				FOR	FOR	WITH	ISSUER
3. Apporval of Senior Executive Incentinve Plan				FOR	FOR	WITH	ISSUER
4. Prepare sustainability report				AGAINST	AGAINST	WITH	SHAREHOLDER

Bank of America
Ticker:	BAC	Meeting Date: 04/26/06
CUSIP: 060505104
Proposal:				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Ratify independent auditor for 2006				FOR	FOR	WITH	ISSUER
3. Adopt amendment to 2003 key associate stock plan				FOR	FOR	WITH	ISSUER
4. Stockholder proposal: political contributions				AGAINST	AGAINST	WITH	SHAREHOLDER
5. Stockholder proposal: independent board chairman				AGAINST	AGAINST	WITH	SHAREHOLDER
6. Stockholder proposal: majority vote in director elections				AGAINST	AGAINST	WITH	SHAREHOLDER
7. Stockholder proposal: equal employment opportunity				AGAINST	AGAINST	WITH	SHAREHOLDER

Altria Group Inc.
Ticker:	MO	Meeting Date: 04/27/06
CUSIP: 02209S103
Proposal				Mgt Rec	Vote Cast	vs Mgmt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Ratify independent auditors				FOR	FOR	WITH	ISSUER
3. Stockholder proposal: independent board chairman				AGAINST	AGAINST	WITH	SHAREHOLDER
4. Stockholder proposal: commitment to global human				AGAINST	AGAINST	WITH	SHAREHOLDER
rights
5. Stockholder proposal: seeking to address health				AGAINST	AGAINST	WITH	SHAREHOLDER
hazard for Afro American smokers of menthol cigarettes
6. Stockholder proposal: seeking to extend NY fire safe				AGAINST	AGAINST	WITH	SHAREHOLDER
products globally
7. Stockholder proposal: requesting adoption of animal				AGAINST	AGAINST	WITH	SHAREHOLDER
welfare policy
8. Stockholder proposal: requesting support for laws at				AGAINST	AGAINST	WITH	SHAREHOLDER
all levels combating use of tobacco.
9. Stockholder proposal: Seeking to facilitate medical				AGAINST	AGAINST	WITH	SHAREHOLDER
efforts to dissuade secondhand smoke.

Anheuser-Busch Companies Inc.
Ticker:	BUD	Meeting Date: 04/26/06
CUSIP: 035229103
Proposal				Mgt Rec	Vote Cast	vs Mgmt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Amendment of restated certificate of incorporation				FOR	FOR	WITH	ISSUER
3. Approval of 2006 restricted stock plan for non-employee				FOR	FOR	WITH	ISSUER
directors
4. Approval of independent auditors				FOR	FOR	WITH	ISSUER

Gap Inc.
Ticker:	GPS	Meeting Date: May 9, 2006
CUSIP:
Proposal				Mgmt Rec	Vote Cast	vs Mgmt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Ratify Deloitte & Touche LLP as auditors for 2006				FOR	FOR	WITH	ISSUER
3. Approve amendment for 1996 stock otion & award plan				FOR	FOR	WITH	ISSUER

First Data Corporation
Ticker:	FDC	Meeting Date: 05/10/06
CUSIP: 319963104
Proposal				Mgmt Rec	Vote Cast	vs Mgmt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Ratify David Coulter as Director				FOR	FOR	WITH	ISSUER
3. Ratify Henry Duques as Director				FOR	FOR	WITH	ISSUER
4. Ratify Peter Ellwood as Director				FOR	FOR	WITH	ISSUER
5. Ratify Ernst & Young as independent auditor for 2006				FOR	FOR	WITH	ISSUER

Intel Corporation
Ticker:	INTC	Meeting Date: 05/17/06
CUSIP: 458140100
Proposal				Mgmt Rec	Vote Cast	vs Mgmt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Amendment to repeal "fair price provision"				FOR	FOR	WITH	ISSUER
3. Amendment to repeal "supermajority vote provisions:				FOR	FOR	WITH	ISSUER
4. Ratify Ernst & Young LLP as auditors for 2006				FOR	FOR	WITH	ISSUER
5. Approval of 2006 Equity Incentive Plan				FOR	FOR	WITH	ISSUER
6. Approval of 2006 stock purchase plan				FOR	FOR	WITH	ISSUER

Laboratory Corporation
Ticker:	LH	Meeting Date: 05/17/06
CUSIP: 50540R409
Proposal				Mgt Rec	Vote Cast	vs Mgt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Approval of amendment ot 1995 stock option plan				FOR	FOR	WITH	ISSUER
3. Ratify Price Waterhouse LLP as auditor for 2006				FOR	FOR	WITH	ISSUER

News Corporation
Ticker	NWS	Meeting Date: 10/21/05
CUSIP: 65248E203
Proposal				Mgt Rec	Vote Cast	vs Mgt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Ratify Ernst & Young as auditors for 2006				FOR	FOR	WITH	ISSUER
3. Approval of issuance of Class A stock in lieu of cash				FOR	FOR	WITH	ISSUER
4. Approval of the increase in the aggregate annual limit				FOR	FOR	WITH	ISSUER
on the amount of fees paid to non-executive directors

Merck & Co., Inc.
Ticker:	MRK	Meeting Date: 04/25/06
CUSIP: 589331107
Proposal				Mgt Rec	Vote Cast	vs Mgt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Ratify independent auditor for 2006				FOR	FOR	WITH	ISSUER
3. Adopt 2007 Incentive Plan				FOR	FOR	WITH	ISSUER
4. Proposal to adopt 2006 non-employee director stock				FOR	FOR	WITH	ISSUER
option plan
5. Stockholder proposal concerning stock option awards				AGAINST	AGAINST	WITH	SHAREHOLDER
6. Stockholder proposal concerning non-director share				AGAINST	AGAINST	WITH	SHAREHOLDER
holder votes
7. Stockholder proposal concerning animal welfare report				AGAINST	AGAINST	WITH	SHAREHOLDER

Pfizer Inc.
Ticker:	PFE	Meeting Date: 03/01/06
CUSIP: 717081103
Proposal				Mgmt Rec	Vote Cast	vs Mgmt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Ratify KPMG LLP as auditor for 2006				FOR	FOR	WITH	ISSUER
3. Proposal to eliminate supermajority vote requirement				FOR	FOR	WITH	ISSUER
4. Proposal for term limits for directors				AGAINST	AGAINST	WITH	SHAREHOLDER
5. Proposal related to cumulative voting				AGAINST	AGAINST	WITH	SHAREHOLDER
6. Proposal to separate roles of CEO & Chairman				AGAINST	AGAINST	WITH	SHAREHOLDER
7. Proposal for report of political contributions				AGAINST	AGAINST	WITH	SHAREHOLDER
8. Proposal requesting reporting on pharmaceutical price				AGAINST	AGAINST	WITH	SHAREHOLDER
restraint
9. Proposal requesting policy on lab animal care & use				AGAINST	AGAINST	WITH	SHAREHOLDER
10. Proposal requesting justification for financial				AGAINST	AGAINST	WITH	SHAREHOLDER
contributions which advance animal based testing methods

Tyco International Ltd
Ticker:	TYC	Meeting Date: 03/09/06
CUSIP:
Proposal				Mgmt Rec	Vote Cast	vs Mgmt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Ratify independent auditors for 2006				FOR	FOR	WITH	ISSUER

Marsh & McLennan Companies, Inc.
Ticker:	MMC	Meeting Date: 5/18/06
CUSIP: 571748102
Proposal				Mgmt Rec	Vote Cast	vs Mgmt	Author
1. Elections of Directors				FOR	FOR	WITH	ISSUER
2. Ratify Independent Auditors				FOR	FOR	WITH	ISSUER
3. Director Election Voting Standard				AGAINST	AGAINST	WITH	SHAREHOLDER
4. Political Contribution Disclosure				AGAINST	AGAINST	WITH	SHAREHOLDER

American International Group, Inc.
Ticker:	AIG	Meeting Date: 5/17/06
CUSIP: 0268744107
Proposal				Mgmt Rec	Vote Cast	vs Mgmt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Ratify PriceWaterhouse Coopers LLP as auditor				FOR	FOR	WITH	ISSUER
3. Adoption of Executive Incentive Plan				FOR	FOR	WITH	ISSUER

Eastman Kodak Company
Ticker:	EK	Meeting Date: 05/10/06
CUSIP: 277461109
Proposal				Mgmt Rec	Vote Cast	vs Mgmt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Ratify Price Waterhouse Coopers LLP as auditor				FOR	FOR	WITH	ISSUER
3. Proposal requesting recoupment of Executive bonuses				AGAINST	AGAINST	WITH	SHAREHOLDER

Colgate Palmolive Company
Ticker:	PG	Meeting Date: 05/04/06
CUSIP: 194162103
Proposal				Mgmt Rec	Vote Cast	vs Mgmt	Author
1. Election of Directors				FOR	FOR	WITH	ISSUER
2. Ratify Price Waterhouse Coopers as auditor				FOR	FOR	WITH	ISSUER
3. Approval of 2007 Stock Plan for Non-Employee Directors				FOR	FOR	WITH	ISSUER
4. Stockholder proposal for Independent Chairman				AGAINST	AGAINST	WITH	SHAREHOLDER
5. Proposal on Executive Compensation				AGAINST	AGAINST	WITH	SHAREHOLDER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SYCUAN FUNDS

By: /s/ Cody Martinez

       Cody Martinez, President

Date:   8/29/06